Recent Accounting Pronouncements (Tables)	9 Months Ended
Sep. 30, 2019
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Operating Lease Liabilities

Operating lease commitments disclosed as at December 31, 2018	1,620

Discounted using the lessee’s incremental borrowing rate of at the date of initial application:

Lease liability recognized as at January 1, 2019	1,522
Current lease liabilities	629
Non-current lease liabilities	893

During the nine-month period ended September 30, 2019
Interest paid as charged to comprehensive profit and loss as other finance income	53
Payment against lease liabilities	462
Foreign exchange	31

Lease liability recognized as at September 30, 2019	1,037
Current lease liabilities	629
Non-current lease liabilities	408

Schedule of Maturity of Operating Lease Liabilities	The Company’s lease liabilities come due, as at September 30, 2019, as follows:
$
Less than 1 year	629
1 - 3 years	403
4 - 5 years	5
More than 5 years	—
Total	1,037

Schedule of Right of Use Assets

	Building	Cars and equipment	Total
	$	$	$
Cost
At January 1, 2019	735	124	859
Additions	45	32	77
Disposals	(7)	(43)	(50)
Impact of foreign exchange rate changes	(35)	(10)	(45)
At September 30, 2019	738	103	841

	Building	Cars and equipment	Total
	$	$	$
Accumulated Amortization
At January 1, 2019	—	—	—
Disposals	(2)	(12)	(14)
Depreciation	136	40	176
Impairment	276	—	276
Impact of foreign exchange rate changes	(14)	(1)	(15)
At September 30, 2019	396	27	423

	Building	Cars and equipment	Total
	$	$	$
Carrying amount
At September 30, 2019	342	76	418